Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss	$ (1,369,470)	$ (1,702,424)	$ (558,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion and interest expense	0	0	32,250
Common stock issued for services	997,158	698,766	254,410
Depreciation expense	353	61	0
Gain on forgiveness of loans payable	(198,801)	0	0
Impairment of mineral property	0	350,000	0
Loss (gain) on settlement of debt	43,068	243,065	(23,577)
Loss on change in fair value of derivative liabilities	0	0	29,168
Proportionate loss on investment in associate	85,028	0	0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	72,032	65,106	(32,454)
Due to related parties	0	779	122,224
Investing Activities
Advance on investments	(2,150,000)	(810,000)	0
Acquisition of mineral property rights	0	(350,000)	0
Purchase of property and equipment	0	(1,834)	0
Net cash used in investing activities	(2,150,000)	(1,161,834)	0
Net cash used in operating activities	(370,632)	(344,647)	(176,953)
Financing Activities
Proceeds from issuance of common stock	1,980,000	1,571,000	55,000
Proceeds from issuance of notes payable	150,000	162,000	110,500
Advances from related parties	100,375	200,000	0
Net cash provided by financing activities	2,230,375	1,933,000	165,500
Change in cash	(290,257)	426,519	(11,453)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	466,377	39,858	51,311
Cash and Cash Equivalents, at Carrying Value, Ending Balance	176,120	466,377	39,858
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	0	0	95,182
Common stock issued to settle accounts payable	62,980	25,051	0
Common stock issued to settle CEO loan	0	150,000	0
Common stock issued to settle shareholder loan	0	303,750	0
Common stock issuable for interest expense	0	17,500	0
Non-recourse loans and interest applied as paid-in capital	255,397	0	0
Settlement of common stock issuable	10,000	0	120,000
Supplemental Disclosures
Interest paid	0	0	0
Income tax paid	$ 0	$ 0	$ 0